Note 23 - Fair Value (Detail) - Assets Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Available For Sale	$ 353,678	$ 342,184
Trading equity securities	6	2
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities Available For Sale	0	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities Available For Sale	106,885	133,834
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities Available For Sale	0	0
US Government Agencies Debt Securities [Member]
Securities Available For Sale	106,885	133,834
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 1 [Member]
Securities Available For Sale	0	0
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Securities Available For Sale	66,277	71,052
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 3 [Member]
Securities Available For Sale	0	0
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Securities Available For Sale	66,277	71,052
US Government Agency CMO [Member] | Fair Value, Inputs, Level 1 [Member]
Securities Available For Sale	0	0
US Government Agency CMO [Member] | Fair Value, Inputs, Level 2 [Member]
Securities Available For Sale	61,030	57,845
US Government Agency CMO [Member] | Fair Value, Inputs, Level 3 [Member]
Securities Available For Sale	0	0
US Government Agency CMO [Member]
Securities Available For Sale	61,030	57,845
Municipal Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities Available For Sale	0	0
Municipal Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities Available For Sale	97,525	62,447
Municipal Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities Available For Sale	20,289	15,342
Municipal Securities [Member]
Securities Available For Sale	117,814	77,789
Equity Securities, Other [Member] | Fair Value, Inputs, Level 1 [Member]
Securities Available For Sale	91	92
Equity Securities, Other [Member] | Fair Value, Inputs, Level 2 [Member]
Securities Available For Sale	0	0
Equity Securities, Other [Member] | Fair Value, Inputs, Level 3 [Member]
Securities Available For Sale	1,581	1,572
Equity Securities, Other [Member]
Securities Available For Sale	1,672	1,664
Fair Value, Inputs, Level 1 [Member]
Securities Available For Sale	91	92
Trading equity securities	6	2
Fair Value, Inputs, Level 2 [Member]
Securities Available For Sale	331,717	325,179
Trading equity securities	0	0
Fair Value, Inputs, Level 3 [Member]
Securities Available For Sale	21,870	16,914
Trading equity securities	$ 0	$ 0